Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Schedule of Long-Term Debt	Long-term debt consisted of the following (in thousands):
	As of December 31,
	2023	2022
Term Loan	$1,378	$1,673
Less current portion	(268)	(269)
Long-term debt less current portion	$1,110	$1,404

Schedule of Aggregate Maturities of Long-Term Debt	Aggregate maturities of long-term debt, excluding unamortized debt issuance costs, were as follows (in thousands) as of December 31, 2023:
2024	$268
2025	274
2026	280
2027	287
2028	269
$1,378